Supplement Dated May 13, 2013
To the Product Prospectuses for:

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Flexible Premium Variable Life Account S

CVUL Series III Elite Series
LCV4

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

LLANY Separate Account S for Flexible Variable Life Insurance

CVUL Series III Elite Series
LCV4

The information in this supplement updates and amends certain information contained in the last product prospectus you received.  Keep this supplement with your prospectus for reference.

Lincoln Life has created and made available to you new Sub-Accounts which purchase shares of the funds listed below.  Those funds are referred to as "Underlying Funds".  Please refer to the prospectus for each Underlying Fund for comprehensive information.  Prospectuses for each of the Underlying Funds listed below are available by calling 1-800-487-1485, contacting your financial advisor, or by visiting our website at www.LincolnFinancial.com.

American Funds Insurance Series®, advised by Capital Research and Management Company.

•	Bond Fund (Class 2): To provide as high a level of current income as is consistent with the preservation of capital.
This fund will be available on or about May 6, 2013. Consult your financial advisor.

BlackRock Variable Series Funds, Inc., advised by BlackRock Advisors, LLC and subadvised by BlackRock Investment Management, LLC.

•	BlackRock Equity Dividend V.I. Fund (Class I): Long-term total return and current income.

This fund will be available on or about May 6, 2013. Consult your financial advisor.

Fidelity® Variable Insurance Products, advised by Fidelity Management & Research Company and subadvised by FMR Co., Inc.

•	Freedom 2020 PortfolioSM (Service Class): High total return with a secondary objective of principal preservation.

This fund will be available on or about May 6, 2013. Consult your financial advisor.

•	Freedom 2030 PortfolioSM (Service Class): High total return with a secondary objective of principal preservation.

This fund will be available on or about May 6, 2013. Consult your financial advisor.

•	Freedom 2040 PortfolioSM (Service Class): High total return with a secondary objective of principal preservation.

This fund will be available on or about May 6, 2013. Consult your financial advisor.

•	Freedom 2050 PortfolioSM (Service Class): High total return with a secondary objective of principal preservation.

This fund will be available on or about May 6, 2013. Consult your financial advisor.

•	Freedom Income PortfolioSM (Service Class): High total return with a secondary objective of principal preservation.

This fund will be available on or about May 6, 2013. Consult your financial advisor.

•	Investment Grade Bond Portfolio (Service Class): As high a level of current income as is consistent with the preservation of capital.

This fund will be available on or about May 6, 2013. Consult your financial advisor.

Franklin Templeton Variable Insurance Products Trust, advised by Franklin Advisers, Inc.

•	Franklin Rising Dividends Securities Fund (Class 1): Long-term capital appreciation; preservation of capital is also an important consideration.

This fund will be available on or about May 6, 2013. Consult your financial advisor.

•	Franklin Small Cap Value Securities Fund (Class 2): Long-term total return.

This fund will be available on or about May 6, 2013. Consult your financial advisor.

JPMorgan Insurance Trust, advised by J.P. Morgan Investment Management Inc.

•	JPMorgan JPMIT Core Bond Portfolio (Class1): To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

This fund will be available on or about May 6, 2013. Consult your financial advisor.

PIMCO Variable Insurance Trust, advised by PIMCO.

•	PIMCO VIT Total Return Portfolio (Administrative Class): Maximum total return, consistent with preservation of capital and prudent investment management.

This fund will be available on or about May 6, 2013. Consult your financial advisor.